Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of U.S. Dollar Exchange Rates

The following table presents data regarding U.S. dollar exchange rates with respect to the New Israeli Shekel (“NIS”):

	At December 31,
	2024	2023	2022

1 U.S. $ =	NIS 3.647	NIS 3.627	NIS 3.519
Increase during the year	0.55%	3.07%	13.15%

Schedule of Annual Depreciation Rates

Property and equipment are stated at historical cost less depreciation. Assets are depreciated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%
Computers	33.33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Schedule of Computing Loss Per Share and the Effect on Loss	The following data show the amounts used in computing loss per share and the effect on loss:
(in thousands except share and per share data)	Year ended December 31,
Basic and diluted loss per share:	2024	2023	2022
Loss from continuing operations	$(15,014)	$(29,068)	$(31,060)

Number of common shares at the beginning of the year	18,598,555	18,421,852	18,331,507
Weighted average number of shares issued for cash	1,528,695	110,249	-
Weighted average number of stock options exercised	-	-	13,015
Weighted average number of restricted stock units vested	72,826	42,383	50,364
Weighted average number of warrants exercised	313,916	-	-
Number of shares used in per share computation	20,513,992	18,574,484	18,394,886

Basic and diluted net loss per share	$(0.73)	$(1.56)	$(1.69)